FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements

	December 31, 2013	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$108,685	$--	$--	$108,685
Others	(18)	--	(65)	47
	$108,667	$--	$(65)	$108,732

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

	December 31, 2012	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Tower's loans (including current maturities)(*)	$106,645	$--	$--	$106,645
Others	(589)	--	(884)	295
	$106,056	$--	$(884)	$106,940

(*) Includes only loans under Tower's Facility Agreement with the Israeli Banks.

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Others
As of January 1, 2013 - at fair value	$106,645	$295
Total losses (gains) unrealized in earnings	2,040	(248)
As of December 31, 2013 - at fair value	108,685	47
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$2,040	$(248)

Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower's loans (including current maturities)	Others
As of January 1, 2012 - at fair value	$93,845	$2,268
Total losses (gains) unrealized in earnings	12,800	(1,973)
As of December 31, 2012 - at fair value	$106,645	$295
Unrealized losses (gains) recognized in earnings from liabilities held at period end	$12,800	$(1,973)